Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net	Property and equipment, net consist of the following:
	December 31, 2022	December 31, 2023	December 31, 2023
	RMB	RMB	USD
Office electronic equipment	1,381,602	1,144,347	161,569
Office fixtures and furniture	35,533	174,652	24,659
Vehicles	1,201,452	1,201,452	169,632
Building	24,825,710	94,259,656	13,308,435
Leasehold improvements	1,153,205	271,572	38,343
Subtotal	28,597,502	97,051,679	13,702,638
Less: accumulated depreciation	(4,449,209)	(4,916,961)	(694,221)
Total	24,148,293	92,134,718	13,008,417